Remuneration System for the Management Board and Employees of the Group - Summary of Development of LTI Plans (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Development of LTIP Plans [Line Items]
Exercisable stock options	72,650
Exercises	(3,950)
2017 long-term incentive plan [member]
Development of LTIP Plans [Line Items]
Outstanding	0	29,838
Exercisable stock options	0
Additions	0
Adjustment due to Performance Criteria	16,053
Exercises	(45,891)
Number of share options forfeited in share-based payment arrangement	0
Expired	0
2018 long-term incentive program [member]
Development of LTIP Plans [Line Items]
Outstanding	18,577	19,371
Exercisable stock options	0
Additions	0
Adjustment due to Performance Criteria	0
Exercises	0
Number of share options forfeited in share-based payment arrangement	(794)
Expired	0
Two Thousand Nineteen Long Term Incentive Program [Member]
Development of LTIP Plans [Line Items]
Outstanding	19,987	21,783
Exercisable stock options	0
Additions	0
Adjustment due to Performance Criteria	0
Exercises	0
Number of share options forfeited in share-based payment arrangement	(1,796)
Expired	0